Lease Agreements - Schedule of Rental Payment (Details) (10 Q) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 02, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Agreement [Member]
Lease Rent	$ 7,500	$ 15,000	$ 605,061	$ 214,119
Lease Agreement [Member] | Green Wagon Holdings, LLC [Member] | June 1, 2021 through May 31, 2022 [Member]
Lease Rent		36,000	36,000
Lease Agreement [Member] | Green Wagon Holdings, LLC [Member] | June 1, 2022 through May 31, 2023 [Member]
Lease Rent		39,000	39,000
Lease Agreement [Member] | Green Wagon Holdings, LLC [Member] | June 1, 2023 through May 31, 2024 [Member]
Lease Rent		42,000	42,000
Lease Agreement [Member] | Green Wagon Holdings, LLC [Member] | June 1, 2024 through May 31, 2025 [Member]
Lease Rent		43,260	43,260
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2021 through May 31, 2022 [Member] | First Floor [Member]
Lease Rent		9,903	9,903
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2021 through May 31, 2022 [Member] | Basement [Member]
Lease Rent		1,114	1,114
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2022 through May 31, 2023 [Member] | First Floor [Member]
Lease Rent		10,200	10,200
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2022 through May 31, 2023 [Member] | Basement [Member]
Lease Rent		1,148	1,148
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2023 through May 31, 2024 [Member] | First Floor [Member]
Lease Rent		10,506	10,506
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2023 through May 31, 2024 [Member] | Basement [Member]
Lease Rent		1,182	1,182
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2019 through May 31, 2020 [Member] | First Floor [Member]
Lease Rent		9,335	9,335
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2019 through May 31, 2020 [Member] | Basement [Member]
Lease Rent		1,050	1,050
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2020 through May 31, 2021 [Member] | First Floor [Member]
Lease Rent		9,615	9,615
MediFarm LLC Agreement [Member] | MediFarm LLC [Member] | June 1, 2020 through May 31, 2021 [Member] | Basement [Member]
Lease Rent		$ 1,082	$ 1,082